Schedule II Valuation and Qualifying Accounts - Deferred Tax Asset Valuation Allowance (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowance Recorded	$ 339.8	$ 143.5
Deferred Tax Asset Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowance Recorded	$ 339.8	$ 143.5